PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		$ 22,613
Balance at ending, Cost		23,734	$ 22,613
Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Carrying Value	[1]	2,184	2,243
Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying Value		1,932	1,862
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Carrying Value		1,611	1,839
Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying Value		1,443	654
Land [member]
IfrsStatementLineItems [Line Items]
Carrying Value	[2]	1,760	1,760
Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying Value		14,804	14,255
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		25,454	12,949
Additions		2,148	13,555
Disposals		(47)	(291)
Foreign exchange		236	(759)
Balance at ending, Cost		27,791	25,454
Gross carrying amount [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	[1]	3,384	3,889
Additions	[1]	258	9
Disposals	[1]		(285)
Foreign exchange	[1]	88	(229)
Balance at ending, Cost	[1]	3,730	3,384
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		2,256	1,464
Additions		149	1,093
Disposals			(6)
Foreign exchange		46	(295)
Balance at ending, Cost		2,451	2,256
Gross carrying amount [member] | Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		2,700	620
Additions		197	2,242
Disposals
Foreign exchange		67	(162)
Balance at ending, Cost		2,964	2,700
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		1,099	782
Additions		813	390
Disposals		(47)
Foreign exchange		35	(73)
Balance at ending, Cost		1,900	1,099
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost	[2]	1,760	1,760
Additions	[2]
Disposals	[2]
Foreign exchange	[2]
Balance at ending, Cost	[2]	1,760	1,760
Gross carrying amount [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Cost		14,255	4,434
Additions		731	9,821
Disposals
Foreign exchange
Balance at ending, Cost		14,986	14,255
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization		2,841	2,115
Disposals		(37)	(23)
Depreciation		1,168	915
Foreign exchange		85	(166)
Balance at ending, Accumulated Amortization		4,057	2,841
Carrying Value		23,734	22,613
Accumulated depreciation and amortisation [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization	[1]	1,141	839
Disposals	[1]		(22)
Depreciation	[1]	370	388
Foreign exchange	[1]	35	(64)
Balance at ending, Accumulated Amortization	[1]	1,546	1,141
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization		394	333
Disposals			(1)
Depreciation		114	88
Foreign exchange		11	(26)
Balance at ending, Accumulated Amortization		519	394
Accumulated depreciation and amortisation [member] | Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization		861	504
Disposals
Depreciation		463	403
Foreign exchange		29	(46)
Balance at ending, Accumulated Amortization		1,353	861
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization		445	439
Disposals		(37)
Depreciation		39	36
Foreign exchange		10	(30)
Balance at ending, Accumulated Amortization		457	445
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization	[2]
Disposals	[2]
Depreciation	[2]
Foreign exchange	[2]
Balance at ending, Accumulated Amortization	[2]
Accumulated depreciation and amortisation [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, Accumulated Amortization
Disposals
Depreciation		182
Foreign exchange
Balance at ending, Accumulated Amortization		$ 182

[1]	As at December 31, 2023, $471 of buses available for lease had been returned to the Company and are no longer under a lease contract with a customer (December 31, 2022: $573).
[2]	During the year ended December 31, 2023, the Company completed construction and received its certificate of occupancy for its US manufacturing campus in Ferndale, Washington. The building started being amortised during the year ended December 31, 2023, as the building was capable of operating in the manner intended by management and the expense is recorded in cost of goods sold.